Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 9 – Related Party Transactions
Equity for Services

On April 1, 2014, an officer and director of the Company was granted options to acquire 100,000 shares of Terex’s restricted common stock in exchange for services valued at $115 or $0.0015 per share and $115 was expensed in the statement of operations for the nine months ended December 31, 2014.

Consulting Services

During the nine months ended December 31, 2015 and 2014, the Company paid its officers and directors $0 and $201,327, respectively in fees that were expensed.

T-Rex Oil LLC #1 and #2
The Company is the manager of T-Rex Oil LLC #1 and T-Rex Oil LLC #2 that were formed during December of 2014 for the purpose of drilling and producing oil and gas wells. During the year ended March 31, 2015, the Company loaned T-Rex Oil LLC #1 an amount of $50,000 and at December 31, 2015 the Company is owed $0. During the nine months ended December 31, 2015, the Company loaned T-Rex Oil LLC #2 an amount of $28,000 and at December 31, 2015 the Company is owed $28,000.

Note 11 – Related Party Transactions

Equity for Services

During the period February 11, 2014 (inception) through March 31, 2014, shareholders of Terex that are officers and directors of the Company contributed cash in the amount of $285 in exchange for 285,000 shares of Terex restricted common stock valued at $0.001 per share. In addition, these same shareholders of Terex during the period February 11, 2014 (inception) through March 31, 2014 contributed services valued at $2,865 that were expensed in exchange for 2,865,000 shares of Terex restricted common stock valued at $0.001 per share.

On April 1, 2014, an officer and director of the Company was granted options to acquire 100,000 shares of Terex restricted common stock in exchange for services valued at $115 or $0.0015 per share.

On August 25, 2014 a shareholder of Terex that is a director of the Company contributed services valued at $750,000 that were expensed in exchange for 750,000 shares of Terex restricted common stock valued at $1.00 per share.

During September 2014, an officer of the Company and a related party sold unproved oil and gas property to the Company in exchange for $50,000 in cash and warrants to acquire 400,000 shares of the Terex restricted common stock that was recorded by the Company at the historical cost basis to the officer and related party or $150,798.

Consulting Services

During the year ended March 31, 2015, the Company paid its officers and directors $193,149 in fees that were expensed.

Consulting Services

During the year ended March 31, 2015, the Company paid its officers and directors $193,149 in fees that were expensed.

T-Rex Oil LLC #1

The Company is the Manager of T-Rex Oil LLC #1 that was formed during December of 2014 for the purpose of drilling and producing oil and gas wells. During the year ended March 31, 2015, the Company loaned the LLC $50,000 and at March 31, 2015 the Company is owed $50,000.